Reclassifications Out Of Accumulated Other Comprehensive Income (Detail) (USD $)	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Foreign Currency Translation Adjustments	$ 26,000,000
Net Foreign Currency Translation Adjustments	(5,000,000)
Net Foreign Currency Translation Adjustments	21,000,000	21,000,000
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Translation Adjustments Arising During the Period	19,000,000
Reclassification Adjustment Recognized in Net Income	0
Net Foreign Currency Translation Adjustments	19,000,000
Translation Adjustments Arising During the Period	(2)
Reclassification Adjustment Recognized in Net Income	0
Net Foreign Currency Translation Adjustments	(2,000,000)
Translation Adjustments Arising During the Period	17,000,000
Reclassification Adjustment Recognized in Net Income	0
Net Foreign Currency Translation Adjustments	17,000,000
Interest Rate Swaps [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Translation Adjustments Arising During the Period	7,000,000
Reclassification Adjustment Recognized in Net Income	0
Net Foreign Currency Translation Adjustments	7,000,000
Translation Adjustments Arising During the Period	(3)
Reclassification Adjustment Recognized in Net Income	0
Net Foreign Currency Translation Adjustments	(3,000,000)
Translation Adjustments Arising During the Period	4,000,000
Reclassification Adjustment Recognized in Net Income	0
Net Foreign Currency Translation Adjustments	$ 4,000,000